MEMORANDUM OF CHANGES

                      VAN KAMPEN UNIT TRUSTS, SERIES 1179


   The Prospectus filed with Post-Effective Amendment No. 2 of the Registration Statement on Form S-6 has been revised to reflect information regarding the deposit of Van Kampen Unit Trusts, Series 1179 on March 5, 2012. An effort has been made to set forth below each of the substantive changes and also to reflect the same by blacklining the marked counterparts of the Prospectus submitted with the Post- Effective Amendment.

     Front Cover Page. The date of the Prospectus has been updated.

     In response to comments received from the Securities and Exchange Commission regarding the presentation of hypothetical performance information, the applicable "Principal Investment Strategy" and "Hypothetical Strategy Performance" sections, as well as the "Notes to Hypothetical Performance Tables" section, have been revised.

     Back Cover Page. The date of the Prospectus has been updated and the table of contents has been revised.